FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 4,148	$ 1,549
Disclosure of financial liabilities [line items]
Financial liabilities	17,119	8,690
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	75	72
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	17,044	8,618
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	103	97
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,045	1,452
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	837	589
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	837	589
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	12,028	4,577
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,028	4,577
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	4,153	3,426
Exchangeable and Class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and Class B Shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,153	3,426
Financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	75	72
Financial liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	75	72
Financial liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	26	26
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	26	26
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	539	445
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	539	445
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,218	441
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,218	441
Financial Assets
Disclosure of financial assets [line items]
Financial assets	103	97
Financial Assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	103	97
Financial Assets | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Financial assets	1,288	566
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 1,288	$ 566